Licensed Copyrights, Net	12 Months Ended
Dec. 31, 2021
Licensed Copyrights [Abstract]
Licensed Copyrights, Net

5 .	LICENSED COPYRIGHTS, NET

	As of December 31, 2020
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB
	(In millions)
Licensed copyrights
—Broadcasting rights	37,511	(29,688)	(353)	7,470
—Sublicensing rights	5,963	(5,963)	—	—

	43,474	(35,651)	(353)	7,470

Less: current portion:
—Broadcasting rights	8,661	(7,592)	(34)	1,035
—Sublicensing rights	5,963	(5,963)	—	—

	14,624	(13,555)	(34)	1,035

Licensed copyrights—non-current
—Broadcasting rights	28,850	(22,096)	(319)	6,435
—Sublicensing rights	—	—	—	—

	28,850	(22,096)	(319)	6,435

	As of December 31, 2021
	Gross carrying value	Accumulated amortization	Impairment amount	Net carrying value
	RMB	RMB	RMB	RMB	US$
	(In millions)
Licensed copyrights
—Broadcasting rights	41,489	(33,017)	(311)	8,161	1,281
—Sublicensing rights	7,072	(7,044)	—	28	4

	48,561	(40,061)	(311)	8,189	1,285

Less: current portion:
—Broadcasting rights	8,592	(7,662)	(27)	903	142
—Sublicensing rights	7,072	(7,044)	—	28	4

	15,664	(14,706)	(27)	931	146

Licensed copyrights—non-current
—Broadcasting rights	32,897	(25,355)	(284)	7,258	1,139
—Sublicensing rights	—	—	—	—	—

	32,897	(25,355)	(284)	7,258	1,139

Amortization expense of RMB12.7 billion, RMB11.5 billion and RMB10.1 billion (US$1.6 billion) for the years ended December 31, 2019, 2020 and 2021, respectively, was recognized as cost of revenues.
Estimated amortization expense relating to the existing licensed copyrights for each of the next three years is as follow:

	RMB	US$
	(In millions)
Within 1 year	3,551	557
Between 1 and 2 years	1,540	242
Between 2 and 3 years	1,008	158
To supplement cash flow disclosure of investing activities in 2019, acquisition of licensed copyrights included in current liabilities for the year ended December 31, 2019 amounted to RMB5.5 billion. Acquisition of licensed copyrights from nonmonetary content exchanges for the year ended December 31, 2019 amounted to RMB968 million.